DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Number of shares held under the Directors' deferred compensation plan	1,731	1,731	1,731
Deferred compensation expense	$ 39	$ 31	$ 29
Deferred compensation liability	416	339
Earnings on bank owned life insurance	118	121	126
Bank owned life insurance	4,907	4,789
Death benefits	10,900
Current portion of asset retirement obligation	129	126	122
Paid To Beneficiaries [Member]
Death benefits	2,500
Paid To Company [Member]
Death benefits	8,500
Executive Life Insurance [Member]
Current portion of asset retirement obligation	$ 47	$ 58	$ 56